DERIVATIVE INSTRUMENTS (Details) - Millburn Multi Markets Trading L P [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 14,668,997	$ (9,568,078)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 781,325	$ (671,838)
Percent of Total	5.33%	7.02%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (203,259)	$ 2,903,486
Percent of Total	(1.39%)	(30.35%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 21,819	$ 47,569
Percent of Total	0.15%	(0.50%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,148,929	$ (9,368,585)
Percent of Total	35.10%	97.92%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (172,499)	$ 18,681
Percent of Total	(1.18%)	(0.20%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 392,543	$ 1,438,203
Percent of Total	2.68%	(15.03%)
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (180)	$ 340,400
Percent of Total		(3.56%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 48,869	$ 20,435
Percent of Total	0.33%	(0.21%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 244,618	$ (566,513)
Percent of Total	1.67%	5.92%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (42,562)	$ 151,032
Percent of Total	(0.29%)	(1.58%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (11,181)	$ 25,755
Percent of Total	(0.08%)	(0.27%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 42,646	$ 45,803
Percent of Total	0.29%	(0.48%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 107,384	$ (493,314)
Percent of Total	0.73%	5.16%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (844)
Percent of Total	(0.01%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (557,950)
Percent of Total		5.83%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 8,311,389	$ (2,901,242)
Percent of Total	56.67%	30.33%